Earnings Per Share - Schedule of Earnings Per Share (Details) - USD ($)		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Earnings per ordinary share
Net income		$ 1,432,402	$ 1,044,892
Weighted average number of shares outstanding – basic	[1]	16,893,370	16,020,000
Weighted average number of shares outstanding – diluted	[1]	16,893,370	16,020,000
Earnings per ordinary share, basic	[1]	$ 0.08	$ 0.07
Earnings per ordinary share, diluted	[1]	$ 0.08	$ 0.07

[1]	The shares and per share data are presented on a retroactive basis to reflect the reorganization (Notes 1 and 13).